CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Total limited partners' equity	Limited partners' equity	Foreign currency translation	Revaluation surplus	Actuarial losses on defined benefit plans	Cash flow hedges	Investments in equity securities	Preferred limited partners' equity	Preferred equity	Perpetual subordinated notes	BEPC Exchangeable Shares	Participating non-controlling interests – in operating subsidiaries	General partnership interest in a holding subsidiary held by Brookfield	Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Beginning balance at Dec. 31, 2021	$ 23,996	$ 4,092	$ (1,516)	$ (842)	$ 6,494	$ 0	$ (48)	$ 4	$ 881	$ 613	$ 592	$ 2,562	$ 12,303	$ 59	$ 2,894
Net income (loss)	155	(53)	(53)						23	13	14	(33)	182	47	(38)
Other comprehensive income (loss)	2	50		19	1	3	30	(3)		(11)		31	(105)	1	36
Capital contributions	294												294
Issuance of Preferred LP Units	115								115
Redemption of Preferred LP Units	(236)								(236)
Disposals (Note 3)	(21)		14		(14)								(21)
Distributions or dividends declared	(1,323)	(179)	(179)						(23)	(13)	(14)	(110)	(808)	(50)	(126)
Distribution reinvestment plan	6	6
Other	13	5			5	1	(1)			(1)		4			5
Change in period	(995)	(171)	(212)	19	(8)	4	29	(3)	(121)	(12)	0	(108)	(458)	(2)	(123)
Ending balance at Jun. 30, 2022	23,001	3,921	(1,728)	(823)	6,486	4	(19)	1	760	601	592	2,454	11,845	57	2,771
Beginning balance at Mar. 31, 2022	24,458	4,136	(1,641)	(690)	6,498	1	(34)	2	832	619	592	2,588	12,708	60	2,923
Net income (loss)	122	(9)	(9)						12	6	7	(6)	96	23	(7)
Other comprehensive income (loss)	(760)	(114)		(133)	2	2	16	(1)		(17)		(71)	(477)	(1)	(80)
Capital contributions	188												188
Issuance of Preferred LP Units	115								115
Redemption of Preferred LP Units	187								187
Disposals (Note 3)	(21)		14		(14)								(21)
Distributions or dividends declared	(895)	(88)	(88)						(12)	(6)	(7)	(55)	(639)	(25)	(63)
Distribution reinvestment plan	3	3
Other	(22)	(7)	(7)			1	(1)			(1)		(2)	(10)		(2)
Change in period	(1,457)	(215)	(87)	(133)	(12)	3	15	(1)	(72)	(18)	0	(134)	(863)	(3)	(152)
Ending balance at Jun. 30, 2022	23,001	3,921	(1,728)	(823)	6,486	4	(19)	1	760	601	592	2,454	11,845	57	2,771
Beginning balance at Dec. 31, 2022	26,286	4,096	(1,898)	(845)	6,817	4	17	1	760	571	592	2,561	14,755	59	2,892
Net income (loss)	328	(54)	(54)						20	13	14	(34)	352	55	(38)
Other comprehensive income (loss)	888	116		103			13			13		73	602	2	82
Capital contributions	1,581												1,581
Equity issuance (Note 12, 20)	630	389	389									241
Disposals (Note 3)	(414)		14		(14)								(414)
Distributions or dividends declared	(946)	(189)	(189)						(20)	(13)	(14)	(119)	(401)	(57)	(133)
Distribution reinvestment plan	4	4	4
Ownership changes	0	21	113	16	(107)		(1)					(21)
Other	155	(64)	(259)	(20)	213	1	1			0		(15)	129	0	105
Change in period	2,226	223	18	99	92	1	13	0	0	13	0	125	1,849	0	16
Ending balance at Jun. 30, 2023	28,512	4,319	(1,880)	(746)	6,909	5	30	1	760	584	592	2,686	16,604	59	2,908
Beginning balance at Mar. 31, 2023	26,912	4,033	(2,008)	(796)	6,801	5	30	1	760	573	592	2,522	15,526	58	2,848
Net income (loss)	151	(28)	(28)						10	6	7	(18)	167	27	(20)
Other comprehensive income (loss)	607	69		65	4	(1)	1	0		11		44	433	1	49
Capital contributions	587												587
Equity issuance (Note 12, 20)	630	389	389
Disposals (Note 3)	(26)		0		0								(26)
Distributions or dividends declared	(514)	(92)	(92)						(10)	(6)	(7)	(61)	(243)	(29)	(66)
Distribution reinvestment plan	2	2
Ownership changes	0	21	113	16	(107)		(1)					(21)
Other	163	(75)	(256)	(31)	211	1	0			0		(21)	160	2	97
Change in period	1,600	286	128	50	108	0	0	0	0	11	0	164	1,078	1	60
Ending balance at Jun. 30, 2023	$ 28,512	$ 4,319	$ (1,880)	$ (746)	$ 6,909	$ 5	$ 30	$ 1	$ 760	$ 584	$ 592	$ 2,686	$ 16,604	$ 59	$ 2,908